Derivative Liability - Schedule of Derivative Liability (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 351,380	$ 43,444
Convertible Promissory Note Payable One [Member] | GPL Ventures LLC [Member]
Total	$ 298,130	$ 43,444